January 17, 2006

                      TOUCHSTONE VARIABLE SERIES TRUST

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2005, AS AMENDED NOVEMBER 28, 2005

NOTICE OF REALLOCATION OF HOLDINGS IN THE ENHANCED ETF FUND; NAME AND COMPOSITION CHANGE OF UNDERLYING FUNDS IN EACH OF THE TVST ETF FUNDS

Based on the strategy outlined in the Prospectus, the Touchstone Enhanced ETF Fund reallocated its holdings on January 17, 2006. As a result, the chart presented on page 55 of the Prospectus and page 38 of the Statement of Additional Information is replaced with the following chart. This chart also reflects a name change of the iShares(R) S&P Funds to omit "BARRA" from their names.

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iShares(R)Trust: iShares Lehman Aggregate Bond Fund                   3%
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iShares(R)Trust: iShares MSCI EAFE Index Fund                        22%
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iShares(R)Trust: iShares S&P MidCap 400 Value Index Fund             22%
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iShares(R)Trust: iShares S&P MidCap 400 Growth Index Fund            22%
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iShares(R)Trust: iShares S&P SmallCap 600 Value Index Fund            3%
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iShares(R)Trust: iShares S&P SmallCap 600 Growth Index Fund          22%
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iShares(R)Trust: iShares S&P 500 Value Index Fund                     3%
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iShares(R)Trust: iShares S&P 500 Growth Index Fund                    3%
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In addition, the iShares(R) S&P underlying funds listed in the investment allocation charts for the Conservative ETF Fund (page 46 of the prospectus), Moderate ETF Fund (page 49) and Aggressive ETF Fund (page 52) no longer have "BARRA" in their names. Along with the name changes to delete "BARRA," the composition of each of the underlying iShares(R) S&P Funds has been revised to reflect changes by Standard & Poor's to its methodologies for determining the S&P style indexes; however, the investment objectives of the underlying iShares(R) S&P Funds remain the same.

                            NOTICE OF ADDRESS CHANGE

Effective November 28, 2005, the address of the Touchstone Variable Series Trust, Touchstone Advisors, Inc. and Touchstone Securities, Inc. is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203.

Effective January 2006, the address of Fort Washington Investment Advisors, Inc., the Sub-Advisor to the Value Plus Fund, High Yield Fund, Core Bond Fund and Money Market Fund is 303 Broadway, Suite 1200, Cincinnati, Ohio 45202-4203.

                  CHANGE IN SUB-ADVISOR TO THE BALANCED FUND

On June 28, 2005, the Balanced Fund changed its sub-advisor from OpCap Advisors LLC to OpCap's parent company, Oppenheimer Capital LLC. On June 10, 2005, Louis Goldstein replaced Lois Roman as the manager of the equity portion of the Balanced Fund.

The sub-section titled "Sub-Advisor to the Balanced Fund" on page 72 of the Prospectus has been revised as follows:

SUB-ADVISOR TO THE BALANCED FUND

OPPENHEIMER CAPITAL LLC ("OPPENHEIMER")
1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

Oppenheimer has been a registered investment advisor since 1969 and has managed the Fund since June 2005. From 1997 until June 2005 OpCap Advisors LLC, a subsidiary of Oppenheimer, managed the Fund. Louis Goldstein has managed the equity portion of the Fund since June 2005 and also managed the equity portion of the Fund from 1999 until 2004. Mr. Goldstein joined Oppenheimer in 1991 and is a Managing Director. Matthew Greenwald has managed the fixed-income portion of the Fund since 1997. Mr. Greenwald joined Oppenheimer in 1989 and is a Senior Vice President.




                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE